Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PROSHARES TRUST
Prospectus Date	rr_ProspectusDate	Jun. 27, 2017
Equities for Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	EQUITIES FOR RISING RATES ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	ProShares Equities for Rising Rates ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the Nasdaq U.S. Large Cap Equities for Rising Rates Index (the “Index”). The goal of the Index is to provide relative outperformance, as compared to traditional large-cap indexes, during periods of rising U.S. Treasury interest rates (“interest rates”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a tax- able account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. The Fund has not yet commenced operations as of the date of this Prospectus. Thus, no portfolio turnover information is provided for this Fund.
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	The Fund pays transaction costs associated with the purchase and sale of securities. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Index is selected from a universe (the “Universe”) of the 500 largest companies (based on market capitalization) listed on U.S. stock exchanges. The Index consists of 50 companies whose stock prices historically have tended to outperform the Universe during periods of rising interest rates. Conversely, historically the companies included in the Index have tended to underperform the Universe during periods of falling interest rates. For these purposes, “interest rates” are 10-year U.S. Treasury yields. While the Index is designed to provide relative outperformance as compared to the Universe during periods of rising interest rates, it is likely to underperform during periods of falling interest rates.

On a quarterly basis, the Index selects the five most interest rate sensitive industry sectors in the Universe. A sector’s interest rate sensitivity is based on the correlation of weekly sector performance to weekly percentage changes in 10-year U.S. Treasury yields over the prior three-year period. The highest correlated sector receives a 30% weight in the Index; 2nd highest: 25%; 3rd highest: 20%; 4th highest: 15%; 5th highest: 10%.

Within each of these five sectors, 10 stocks are selected for inclusion in the Index. The stocks selected exhibit the strongest correlation of over (and under) performance (compared to the Universe) to increases (and decreases) in 10-year U.S. Treasury yields based on weekly observations over the past three-years. If there are less than 10 stocks in any of the selected large-cap sectors, top-ranked mid-cap stocks are selected until there are 10 securities in each sector. Within each of the five sectors, stocks are equally weighted. The Index is rebalanced quarterly in March, June, September and December. The stocks included in the Index must meet certain capitalization and liquidity requirements. As of March 31, 2017, the Index included companies with capitalizations between approximately $6.8 billion and $236.2 billion. The average capitalization of the companies comprising the Index was approximately $30.5 billion.

Factors such as the general performance of the U.S. equity market may have a much greater influence on the performance of the Index (and as a result the Fund) than changes in interest rates. While the Index is designed to provide relative outperformance as compared to the Universe during periods of rising interest rates, it is likely to underperform during periods of falling interest rates. The Index historically has been more volatile than an investment in a traditional market-cap weighted large-cap equity index.

The Fund invests in securities that ProShare Advisors believes, in combination, should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index).

The securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stock issued by U.S. public companies.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the components of the Index, holding each security in approximately the same proportion as its weighting in the Index. At times, the Fund may gain exposure to only a representative sample of the securities in the Index, which exposure is intended to have aggregate characteristics similar to those of the Index, and may invest in securities not contained in the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis or forecast market movement or trends, in managing the assets of the Fund.

The Fund seeks to remain fully invested at all times in securities that, in combination, provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on March 31, 2017, the Index was concentrated in the Financials and Energy industry groups.

Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund will concentrate its investments in a particular industry or group of industries to approximately the same extent as the Index is so concentrated. As of the close of business on March 31, 2017, the Index was concentrated in the Financials and Energy industry groups.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	You could lose money by investing in the Fund.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index in approximately the same proportion as their weighting in the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and Index rebalancing events. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Energy Industry Risk — The Fund is subject to risks faced by companies in the energy sector to the same extent as the Index is so concentrated, including: effects on profitability from changes in worldwide energy prices and exploration, and production spending; adverse effects from changes in exchange rates, government regulation, world events and economic conditions; market, economic and political risks of the countries where energy companies are located or do business; and risk for environmental damage claims. The Energy Industry has recently experienced significant volatility due to dramatic changes in the prices of energy commodities, and it is possible that such volatility will continue in the future. The oil, gas and consumable fuels industry is also affected by risks that affect the narrower oil equipment, services and distribution sector, including: securities prices that may be very volatile; particularly when products are up for regulatory approval; and lower demand for oil-related products due to changes in consumer demands, warmer winters and energy efficiency.
  Equity and Market Risk — The equity markets are volatile, and the value of securities correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or adverse market developments may cause the value of an investment in the Fund to decrease.
  Financials Industry Risk — The Fund is subject to risks faced by companies in the financials economic sector to the same extent as the Index is so concentrated, including: extensive governmental regulation and/or nationalization that affects the scope of their activities, the prices they can charge and the amount of capital they must maintain; adverse effects from increases in interest rates; effects on profitability by loan losses, which usually increase in economic downturns; the severe competition to which banks, insurance, and financial services companies may be subject; and increased interindustry consolidation and competition in the financials sector. The impact of more stringent capital requirements, recent or future regulation on any individual financial company or recent or future regulation on the financials economic sector as a whole cannot be predicted.
  Index Performance Risk — There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns or that the index will perform better in periods of rising rates than other indexes or investments. The Index may underperform, and the Fund could lose value, while other indices or measures of market performance increase in value.
  Interest Rate Risk — Interest rate risk is the risk that certain securities may fluctuate in value due to changes in interest rates. A wide variety of factors can cause interest rates to fluctuate (e.g., central bank monetary policies, inflation rates, general economic conditions, etc.). The Index consists of companies whose stock prices have historically exhibited relatively high correlation to the movements in interest rates. Thus, the Fund potentially faces a heightened level of interest rate risk should interest rates decline during a simultaneous decline of the U.S. equity market.
  Investment Style Risk — Market performance tends to be cyclical; certain investment styles may fall in and out of favor. If the market is not favoring the Fund’s investment approach, the Fund’s performance may lag behind other funds using different investment styles. Performance of the Index (and as a result the Fund) could be particularly poor if the equity market declines at the same time that interest rates fall. There is no guarantee that the Index, and accordingly, the Fund, will have positive performance even in environments when the Universe has positive returns and interest rates are rising sharply. The Index historically has been more volatile than an investment in a traditional market-cap weighted large-cap equity index.
  Large-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of large-cap companies. Although returns on investments in large-cap companies are often perceived as being less volatile than the returns of companies with smaller market capitalizations, the return on large-cap securities could trail the returns on investments in smaller and mid-sized companies for a number of reasons. For example, large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or out- side of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — Fund shares are listed for trading on The NASDAQ Stock Market and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily net asset value (“NAV”) of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.
  New Fund Risk — The Fund recently commenced operations, has a limited operating history, and started operations with a small asset base. There can be no assurance that the Fund will be successful or grow to or maintain a viable size, that an active trading market for the Fund’s shares will develop or be maintained, or that the Fund’s shares’ listing will continue unchanged.
  Portfolio Turnover Risk — In seeking to meet its investment objective, the Fund may incur portfolio turnover to manage the Fund’s investment exposure. Additionally, active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage and other transaction costs and may result in increased taxable capital gains.
  Small- and Mid-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of midcap companies. The risk of equity investing may be particularly acute for securities of issuers with smaller market capitalizations. Small- and mid-cap company stocks may trade at greater spreads or lower trading volumes, and may be less liquid than the stocks of larger companies. Small- and mid-cap companies may have limited product lines or resources, may be dependent upon a particular market niche and may have greater fluctuations in price than the stocks of larger companies. Further, stocks of small- and mid-sized companies could be more difficult to liquidate during market downturns compared to larger, more widely traded companies. In addition, small- and mid-cap companies may lack the financial and personnel resources to handle economic or industry-wide setbacks and, as a result, such setbacks could have a greater effect on small- and mid-cap security prices.
  Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
Please see “Investment Objective, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Risk Lose Money [Text]	rr_RiskLoseMoney	You could lose money by investing in the Fund.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.
Equities for Rising Rates ETF | ProShares Equities for Rising Rates ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.35%
Other Expenses	rr_OtherExpensesOverAssets	none	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.35%
1 Year	rr_ExpenseExampleYear01	$ 36
3 Years	rr_ExpenseExampleYear03	$ 113

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.